Document and Entity Information	May. 06, 2016
Prospectus:
Document Type	497
Document Period End Date	May 06, 2016
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	May 06, 2016
Document Effective Date	May 06, 2016
Prospectus Date	Oct. 28, 2015
Victory CEMP Global High Dividend Defensive Fund | Class A
Prospectus:
Trading Symbol	LTGAX
Victory CEMP Global High Dividend Defensive Fund | Class C
Prospectus:
Trading Symbol	LTGCX